Document And Entity Information	Aug. 06, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	Coca-Cola Consolidated, Inc.
Entity Central Index Key	0000317540
Entity Emerging Growth Company	false
Entity File Number	0-9286
Entity Tax Identification Number	560950585
Entity Address, Address Line One	4100 Coca-Cola Plaza
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	557-4400
Trading Symbol(s)	COKE